Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS SERIES INC
Entity Central Index Key	0000203002
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009527 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class A
Trading Symbol	RPEAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.78%, versus a 23.95% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+36%), and
    Financials (+30%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +36%) and underweight
  (average weighting 10% vs 29%)
    Intel (-60%) and Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-2% vs +3%) and significantly overweight (average weighting 26% vs 12%)
    Humana (-44%) - largest individual detractor
    CVS Health (-41%) and Cigna Group (-6%)
  Consumer Staples - underperformed the Index sector (-26% vs +15%)
    Darling Ingredients (-32%)
  Individual holdings
    MGM Resorts (-10%), AGCO (-20%), IAC (-18%), and Teck Resources (-3%)
    MGM Resorts - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+32% vs +30%) and overweight (average weighting 21% vs 13%)
    Capital One Financial (+38%) and Wells Fargo (+53%) - two largest individual contributors
    Markel (+22%) and Berkshire Hathaway (+27%)
    Wells Fargo - no longer a Fund holding
  Industrials - outperformed the Index sector (+22% vs +17%)
    Schneider Electric (+26%), Owens Corning (+17%), and Johnson Controls (+40%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Meta Platforms (+66%), Viatris (+20%), and Amazon.com (+44%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	12.78%	10.76%	10.41%
Davis Opportunity Fund (Class A) — With sales charge*	7.42%	9.70%	9.88%
S&P 1500 Index	23.95%	14.12%	12.78%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 541,000,000.0
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$541.0
Total number of portfolio holdings as of 12/31/24	43
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 12/31/24 Net Assets
Health Care	28.04%
Financials	19.69%
Industrials	15.27%
Information Technology	9.51%
Consumer Discretionary	9.06%

C000009529 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class C
Trading Symbol	DGOCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.85%, versus a 23.95% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+36%), and
    Financials (+30%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +36%) and underweight
  (average weighting 10% vs 29%)
    Intel (-60%) and Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-2% vs +3%) and significantly overweight (average weighting 26% vs 12%)
    Humana (-44%) - largest individual detractor
    CVS Health (-41%) and Cigna Group (-6%)
  Consumer Staples - underperformed the Index sector (-26% vs +15%)
    Darling Ingredients (-32%)
  Individual holdings
    MGM Resorts (-10%), AGCO (-20%), IAC (-18%), and Teck Resources (-3%)
    MGM Resorts - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+32% vs +30%) and overweight (average weighting 21% vs 13%)
    Capital One Financial (+38%) and Wells Fargo (+53%) - two largest individual contributors
    Markel (+22%) and Berkshire Hathaway (+27%)
    Wells Fargo - no longer a Fund holding
  Industrials - outperformed the Index sector (+22% vs +17%)
    Schneider Electric (+26%), Owens Corning (+17%), and Johnson Controls (+40%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Meta Platforms (+66%), Viatris (+20%), and Amazon.com (+44%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	11.85%	9.85%	9.71%
Davis Opportunity Fund (Class C) — With CDSC*,**	10.95%	9.85%	9.71%
S&P 1500 Index	23.95%	14.12%	12.78%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 541,000,000.0
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$541.0
Total number of portfolio holdings as of 12/31/24	43
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 12/31/24 Net Assets
Health Care	28.04%
Financials	19.69%
Industrials	15.27%
Information Technology	9.51%
Consumer Discretionary	9.06%

C000009530 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class Y
Trading Symbol	DGOYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 13.06%, versus a 23.95% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+36%), and
    Financials (+30%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +36%) and underweight
  (average weighting 10% vs 29%)
    Intel (-60%) and Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-2% vs +3%) and significantly overweight (average weighting 26% vs 12%)
    Humana (-44%) - largest individual detractor
    CVS Health (-41%) and Cigna Group (-6%)
  Consumer Staples - underperformed the Index sector (-26% vs +15%)
    Darling Ingredients (-32%)
  Individual holdings
    MGM Resorts (-10%), AGCO (-20%), IAC (-18%), and Teck Resources (-3%)
    MGM Resorts - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+32% vs +30%) and overweight (average weighting 21% vs 13%)
    Capital One Financial (+38%) and Wells Fargo (+53%) - two largest individual contributors
    Markel (+22%) and Berkshire Hathaway (+27%)
    Wells Fargo - no longer a Fund holding
  Industrials - outperformed the Index sector (+22% vs +17%)
    Schneider Electric (+26%), Owens Corning (+17%), and Johnson Controls (+40%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Meta Platforms (+66%), Viatris (+20%), and Amazon.com (+44%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	13.06%	11.03%	10.67%
S&P 1500 Index	23.95%	14.12%	12.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 541,000,000.0
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$541.0
Total number of portfolio holdings as of 12/31/24	43
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 12/31/24 Net Assets
Health Care	28.04%
Financials	19.69%
Industrials	15.27%
Information Technology	9.51%
Consumer Discretionary	9.06%

C000009531 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class A
Trading Symbol	RFBAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 4.28%, versus a 4.04% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.71 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 270 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 60%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 33%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Impact from Fund expenses - Bloomberg Index does not charge expenses
  Relative performance hindered by 6% average position in repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.28%	0.55%	0.67%
Davis Government Bond Fund (Class A) — With sales charge*	(0.67)%	(0.42)%	0.18%
Bloomberg U.S. Government 1-3 Year Bond Index	4.04%	1.37%	1.39%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 17,000,000.0
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$17.0
Total number of portfolio holdings as of 12/31/24	48
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 12/31/24 Net Assets
Collateralized Mortgage Obligations	58.69%
Fannie Mae Pools	15.40%
SBA Pools	7.29%
Freddie Mac Pools	7.19%
Ginnie Mae Pools	3.15%

C000009533 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class C
Trading Symbol	DGVCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 3.50%, versus a 4.04% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.71 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 270 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Detractors from Performance
  Impact from Fund expenses - Bloomberg Index does not charge expenses
  Relative performance hindered by 6% average position in repurchase agreements (cash)
Contributors to Performance
  Large position (average weighting of 60%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 33%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in  Treasuries or Agencies

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	3.50%	(0.20)%	0.06%
Davis Government Bond Fund (Class C) — With CDSC*,**	2.50%	(0.20)%	0.06%
Bloomberg U.S. Government 1-3 Year Bond Index	4.04%	1.37%	1.39%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 17,000,000.0
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$17.0
Total number of portfolio holdings as of 12/31/24	48
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 12/31/24 Net Assets
Collateralized Mortgage Obligations	58.69%
Fannie Mae Pools	15.40%
SBA Pools	7.29%
Freddie Mac Pools	7.19%
Ginnie Mae Pools	3.15%

C000009534 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class Y
Trading Symbol	DGVYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 4.54%, versus a 4.04% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.71 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 270 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 60%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 33%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Impact from Fund expenses - Bloomberg Index does not charge expenses
  Relative performance hindered by 6% average position in repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	4.54%	0.81%	0.93%
Bloomberg U.S. Government 1-3 Year Bond Index	4.04%	1.37%	1.39%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 17,000,000.0
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$17.0
Total number of portfolio holdings as of 12/31/24	48
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 12/31/24 Net Assets
Collateralized Mortgage Obligations	58.69%
Fannie Mae Pools	15.40%
SBA Pools	7.29%
Freddie Mac Pools	7.19%
Ginnie Mae Pools	3.15%

C000009538 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class A
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Net Assets	$ 120,000,000.0
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,000.0
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$120.0
Total number of portfolio holdings as of 12/31/24	22
Total advisory fees paid for the period (in thousands)	$303.0
7 day yield	3.88%

Holdings [Text Block]	Portfolio Composition as of 12/31/24 Net Assets
Repurchase Agreements	59.07%
Federal Farm Credit Bank	13.08%
Federal Home Loan Bank	12.42%
U.S. Government	4.17%
Freddie Mac	3.11%
Fannie Mae	2.92%

C000009536 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class C
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Net Assets	$ 120,000,000.0
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,000.0
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$120.0
Total number of portfolio holdings as of 12/31/24	22
Total advisory fees paid for the period (in thousands)	$303.0
7 day yield	3.88%

Holdings [Text Block]	Portfolio Composition as of 12/31/24 Net Assets
Repurchase Agreements	59.07%
Federal Farm Credit Bank	13.08%
Federal Home Loan Bank	12.42%
U.S. Government	4.17%
Freddie Mac	3.11%
Fannie Mae	2.92%

C000009537 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class Y
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Net Assets	$ 120,000,000.0
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,000.0
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$120.0
Total number of portfolio holdings as of 12/31/24	22
Total advisory fees paid for the period (in thousands)	$303.0
7 day yield	3.88%

Holdings [Text Block]	Portfolio Composition as of 12/31/24 Net Assets
Repurchase Agreements	59.07%
Federal Farm Credit Bank	13.08%
Federal Home Loan Bank	12.42%
U.S. Government	4.17%
Freddie Mac	3.11%
Fannie Mae	2.92%

C000009539 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class A
Trading Symbol	RPFGX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 29.55%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Insurance - underperformed the Index industry (+23% vs +27%)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%), and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+36% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	29.55%	11.01%	10.12%
Davis Financial Fund (Class A) — With sales charge*	23.40%	9.95%	9.59%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 1,000,000,000.0
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.0
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in millions)	$5.0

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Banks	45.73%
Insurance	16.14%
Consumer Finance	15.34%
Capital Markets	11.76%
Financial Services	6.81%

C000009541 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class C
Trading Symbol	DFFCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$199	1.74%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 28.52%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Insurance - underperformed the Index industry (+23% vs +27%)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%), and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+36% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	28.52%	10.14%	9.42%
Davis Financial Fund (Class C) — With CDSC*,**	27.52%	10.14%	9.42%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 1,000,000,000.0
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.0
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in millions)	$5.0

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Banks	45.73%
Insurance	16.14%
Consumer Finance	15.34%
Capital Markets	11.76%
Financial Services	6.81%

C000009542 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class Y
Trading Symbol	DVFYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 29.83%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Insurance - underperformed the Index industry (+23% vs +27%)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%), and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+36% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	29.83%	11.26%	10.36%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 1,000,000,000.0
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.0
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in millions)	$5.0

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Banks	45.73%
Insurance	16.14%
Consumer Finance	15.34%
Capital Markets	11.76%
Financial Services	6.81%

C000009543 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class A
Trading Symbol	RPFCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 15.86%, versus a 25.02% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 16% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology (Equities only) - significantly underperformed the Index sector (-10% vs +37%) and underweight (average weighting 14% vs 31%)
    Intel (-60%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 20% vs 12%)
    Humana (-32%), CVS Health (-17%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Underweight in Communication Services (Equities only) - (average weighting 5% vs 9%)
  Individual equity holdings
    AIA Group (-14%) and AGCO (-20%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+33% vs +31%) and significantly overweight
  (average weighting 46% vs 13%)
    Capital One Financial (+38%) - largest individual contributor
    Berkshire Hathaway (+27%), Wells Fargo (+46%), Bank of New York Mellon (+52%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
  Communication Services (Equities only) - outperformed the Index sector (+50% vs +40%)
    Meta Platforms (+66%) and Alphabet (+36%)
  No equity exposure in Materials, Consumer Staples, or Real Estate
  Individual equity holdings
    Amazon.com (+44%) and Viatris (+20%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	15.86%	9.61%	7.16%
Davis Balanced Fund (Class A) — With sales charge*	10.36%	8.56%	6.64%
S&P 500 Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 251,700,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$251.7
Total number of portfolio holdings as of 12/31/24	57
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$1.4

Holdings [Text Block]	Asset Allocation as of 12/31/24 Net Assets
Common Stock	76.63%
Mortgages	11.90%
Short-Term Investments	6.97%
Corporate Bonds	2.95%
Municipal Bonds	0.44%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009545 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class C
Trading Symbol	DCSCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$188	1.75%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 15.00%, versus a 25.02% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 16% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology (Equities only) - significantly underperformed the Index sector (-10% vs +37%) and underweight (average weighting 14% vs 31%)
    Intel (-60%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 20% vs 12%)
    Humana (-32%), CVS Health (-17%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Underweight in Communication Services (Equities only) - (average weighting 5% vs 9%)
  Individual equity holdings
    AIA Group (-14%) and AGCO (-20%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+33% vs +31%) and significantly overweight
  (average weighting 46% vs 13%)
    Capital One Financial (+38%) - largest individual contributor
    Berkshire Hathaway (+27%), Wells Fargo (+46%), Bank of New York Mellon (+52%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
  Communication Services (Equities only) - outperformed the Index sector (+50% vs +40%)
    Meta Platforms (+66%) and Alphabet (+36%)
  No equity exposure in Materials, Consumer Staples, or Real Estate
  Individual equity holdings
    Amazon.com (+44%) and Viatris (+20%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	15.00%	8.78%	6.49%
Davis Balanced Fund (Class C) — With CDSC*,**	14.00%	8.78%	6.49%
S&P 500 Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 251,700,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$251.7
Total number of portfolio holdings as of 12/31/24	57
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$1.4

Holdings [Text Block]	Asset Allocation as of 12/31/24 Net Assets
Common Stock	76.63%
Mortgages	11.90%
Short-Term Investments	6.97%
Corporate Bonds	2.95%
Municipal Bonds	0.44%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009546 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class Y
Trading Symbol	DCSYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 16.23%, versus a 25.02% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 16% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology (Equities only) - significantly underperformed the Index sector (-10% vs +37%) and underweight (average weighting 14% vs 31%)
    Intel (-60%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 20% vs 12%)
    Humana (-32%), CVS Health (-17%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Underweight in Communication Services (Equities only) - (average weighting 5% vs 9%)
  Individual equity holdings
    AIA Group (-14%) and AGCO (-20%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+33% vs +31%) and significantly overweight
  (average weighting 46% vs 13%)
    Capital One Financial (+38%) - largest individual contributor
    Berkshire Hathaway (+27%), Wells Fargo (+46%), Bank of New York Mellon (+52%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
  Communication Services (Equities only) - outperformed the Index sector (+50% vs +40%)
    Meta Platforms (+66%) and Alphabet (+36%)
  No equity exposure in Materials, Consumer Staples, or Real Estate
  Individual equity holdings
    Amazon.com (+44%) and Viatris (+20%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	16.23%	9.96%	7.48%
S&P 500 Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 251,700,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$251.7
Total number of portfolio holdings as of 12/31/24	57
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$1.4

Holdings [Text Block]	Asset Allocation as of 12/31/24 Net Assets
Common Stock	76.63%
Mortgages	11.90%
Short-Term Investments	6.97%
Corporate Bonds	2.95%
Municipal Bonds	0.44%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009547 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class A
Trading Symbol	RPFRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 4.89%, versus a 9.15% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+25%), Retail REITs (+22%), and
    Hotels, Restaurants & Leisure (+21%)
    Weakest performing industries - Industrial REITs (-17%), Real Estate Management & Development (-14%), and Diversified REITs (-6%)
Detractors from Performance
  Health Care REITs - underperformed the Index industry (+8% vs +25%) and underweight (average weighting 12% vs 14%)
    Alexandria Real Estate Equities (-19%) and Community Healthcare Trust (-21%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Office REITs - significantly underperformed the Index industry (+5% vs +21%)
    Hudson Pacific Properties (-67%) - largest individual detractor
    Great Portland Estates (-16%) and Derwent London (-15%)
  Specialized REITs - underperformed the Index industry (+6% vs +13%)
    American Tower (-12%) and Crown Castle (-16%)
  Individual Industrial REITs
    Prologis (-18%), Rexford Industrial Realty (-29%), and EastGroup Properties (-12%)
    EastGroup Properties - new purchase during the period
Contributors to Performance
  Overweight in Office REITs - (average weighting 16% vs 6%)
    Cousins Properties (+33%) - largest individual contributor
  Underweight in Industrial REITs - (average weighting 13% vs 16%)
  Residential REITs - outperformed the Index industry (+16% vs +12%)
    AvalonBay Communities (+21%), Essex Property Trust (+18%), and Camden Property Trust (+21%)
  Individual holdings
    Digital Realty Trust (+36%), Simon Property Group (+27%), Welltower (+43%), Equinix (+19%), Ventas (+22%), and Brixmor Property Group (+25%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	4.89%	2.21%	4.90%
Davis Real Estate Fund (Class A) — With sales charge*	(0.09)%	1.23%	4.40%
S&P 500 Index	25.02%	14.51%	13.09%
Wilshire U.S. Real Estate Securities Index	9.15%	4.56%	5.87%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 150,600,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 850,300
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$150.6
Total number of portfolio holdings as of 12/31/24	37
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$850.3

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Specialized REITs	24.62%
Residential REITs	17.90%
Office REITs	14.58%
Industrial REITs	13.42%
Retail REITs	12.85%

C000009549 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class C
Trading Symbol	DRECX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 4.09%, versus a 9.15% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+25%), Retail REITs (+22%), and
    Hotels, Restaurants & Leisure (+21%)
    Weakest performing industries - Industrial REITs (-17%), Real Estate Management & Development (-14%), and Diversified REITs (-6%)
Detractors from Performance
  Health Care REITs - underperformed the Index industry (+8% vs +25%) and underweight (average weighting 12% vs 14%)
    Alexandria Real Estate Equities (-19%) and Community Healthcare Trust (-21%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Office REITs - significantly underperformed the Index industry (+5% vs +21%)
    Hudson Pacific Properties (-67%) - largest individual detractor
    Great Portland Estates (-16%) and Derwent London (-15%)
  Specialized REITs - underperformed the Index industry (+6% vs +13%)
    American Tower (-12%) and Crown Castle (-16%)
  Individual Industrial REITs
    Prologis (-18%), Rexford Industrial Realty (-29%), and EastGroup Properties (-12%)
    EastGroup Properties - new purchase during the period
Contributors to Performance
  Overweight in Office REITs - (average weighting 16% vs 6%)
    Cousins Properties (+33%) - largest individual contributor
  Underweight in Industrial REITs - (average weighting 13% vs 16%)
  Residential REITs - outperformed the Index industry (+16% vs +12%)
    AvalonBay Communities (+21%), Essex Property Trust (+18%), and Camden Property Trust (+21%)
  Individual holdings
    Digital Realty Trust (+36%), Simon Property Group (+27%), Welltower (+43%), Equinix (+19%), Ventas (+22%), and Brixmor Property Group (+25%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	4.09%	1.40%	4.20%
Davis Real Estate Fund (Class C) — With CDSC*,**	3.09%	1.40%	4.20%
S&P 500 Index	25.02%	14.51%	13.09%
Wilshire U.S. Real Estate Securities Index	9.15%	4.56%	5.87%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 150,600,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 850,300
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$150.6
Total number of portfolio holdings as of 12/31/24	37
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$850.3

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Specialized REITs	24.62%
Residential REITs	17.90%
Office REITs	14.58%
Industrial REITs	13.42%
Retail REITs	12.85%

C000009550 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class Y
Trading Symbol	DREYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 5.17%, versus a 9.15% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+25%), Retail REITs (+22%), and
    Hotels, Restaurants & Leisure (+21%)
    Weakest performing industries - Industrial REITs (-17%), Real Estate Management & Development (-14%), and Diversified REITs (-6%)
Detractors from Performance
  Health Care REITs - underperformed the Index industry (+8% vs +25%) and underweight (average weighting 12% vs 14%)
    Alexandria Real Estate Equities (-19%) and Community Healthcare Trust (-21%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Office REITs - significantly underperformed the Index industry (+5% vs +21%)
    Hudson Pacific Properties (-67%) - largest individual detractor
    Great Portland Estates (-16%) and Derwent London (-15%)
  Specialized REITs - underperformed the Index industry (+6% vs +13%)
    American Tower (-12%) and Crown Castle (-16%)
  Individual Industrial REITs
    Prologis (-18%), Rexford Industrial Realty (-29%), and EastGroup Properties (-12%)
    EastGroup Properties - new purchase during the period
Contributors to Performance
  Overweight in Office REITs - (average weighting 16% vs 6%)
    Cousins Properties (+33%) - largest individual contributor
  Underweight in Industrial REITs - (average weighting 13% vs 16%)
  Residential REITs - outperformed the Index industry (+16% vs +12%)
    AvalonBay Communities (+21%), Essex Property Trust (+18%), and Camden Property Trust (+21%)
  Individual holdings
    Digital Realty Trust (+36%), Simon Property Group (+27%), Welltower (+43%), Equinix (+19%), Ventas (+22%), and Brixmor Property Group (+25%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	5.17%	2.44%	5.14%
S&P 500 Index	25.02%	14.51%	13.09%
Wilshire U.S. Real Estate Securities Index	9.15%	4.56%	5.87%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 150,600,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 850,300
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$150.6
Total number of portfolio holdings as of 12/31/24	37
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$850.3

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Specialized REITs	24.62%
Residential REITs	17.90%
Office REITs	14.58%
Industrial REITs	13.42%
Retail REITs	12.85%